Average Annual Total Returns{- Franklin LifeSmart™ 2055 Retirement Target Fund} - Franklin Templeton Fund Allocator Series RTF-25 - Franklin LifeSmart™ 2055 Retirement Target Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Since Inception	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Since Inception	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Since Inception	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Since Inception	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Since Inception	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Since Inception	Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Since Inception	MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes) Since Inception	Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes) Since Inception
Total	15.60%	4.80%	15.10%	4.19%	9.60%	3.60%	20.45%	5.24%	22.08%	5.79%	22.72%	6.34%	22.67%	6.29%	27.30%	8.33%	7.13%	2.91%